Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Accounting Policies [Abstract]
Definition of Fiscal Year
The Company reports its results of operations on a 52- or 53-week fiscal year ending on the last Sunday in September. The first fiscal quarter is 16 weeks, the second and third quarters each are 12 weeks, and the fourth quarter is 12 or 13 weeks. Fiscal years 2016 and 2015 are 52-week years.
Definition of Fiscal Year The Company reports its results of operations on a 52- or 53-week fiscal year ending on the last Sunday in September. Fiscal years 2015, 2014 and 2013 were 52-week years.
Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles. All significant majority-owned subsidiaries are consolidated on a line-by-line basis, and all significant intercompany accounts and transactions are eliminated upon consolidation.

Cash and Cash Equivalents		Cash and Cash Equivalents We consider all highly liquid investments with an original maturity of 90 days or less to be cash equivalents.
Investments
Investments
Available-for-sale investments are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale investments are excluded from earnings and are reported as a separate component of shareholders’ equity until realized. A decline in the fair value of any available-for-sale security below cost that is deemed to be other than temporary results in a reduction of the carrying amount to fair value. The impairment is charged to earnings and a new cost basis of the security is established. The Company considers several factors when determining whether an impairment is other than temporary, including the extent and duration of the decline in fair value and whether it is more likely than not that we will be required to sell the security before recovery of its basis. Cost basis is established and maintained utilizing the specific identification method.

The Company also holds certain equity interests accounted for using the cost method of accounting. Equity investments without readily determinable fair values for which we do not have the ability to exercise significant influence are accounted for using the cost method of accounting and classified as “Other assets” on the Consolidated Balance Sheet. Under the cost method, investments are carried at cost and are adjusted only for other-than-temporary declines in fair value, certain distributions, and additional investments. Additionally, the Company holds certain equity interests accounted for using the equity method of accounting. The Company’s share of income and losses from equity method investments is included in “Selling, general and administrative expenses” on the Consolidated Statements of Operations.

Restricted Cash
Restricted Cash
Restricted cash primarily relates to cash held as collateral to support a portion of our projected workers’ compensation obligations. Additionally, the Company holds restricted cash as a rent guarantee on certain operating leases through fiscal year 2020.

Accounts Receivable
Accounts Receivable
Accounts receivable are shown net of related allowances and consist primarily of credit card receivables, vendor receivables, customer purchases, and occupancy-related receivables. Vendor receivable balances are generally presented on a gross basis separate from any related payable due. Allowance for doubtful accounts is calculated based on historical experience, customer credit risk and application of the specific identification method and was not material in fiscal year 2015 or 2014.

Inventories
Inventories
The Company values inventories at the lower of cost or market. Cost was determined using the dollar value retail last-in, first-out (“LIFO”) method for approximately 92.2% and 93.5% of inventories in fiscal years 2015 and 2014, respectively. Under the LIFO method, the cost assigned to items sold is based on the cost of the most recent items purchased. As a result, the costs of the first items purchased remain in inventory and are used to value ending inventory. The excess of estimated current costs over LIFO carrying value, or LIFO reserve, was approximately $49 million and $48 million at September 27, 2015 and September 28, 2014, respectively. Costs for remaining inventories are determined by the first-in, first-out method. Cost before the LIFO adjustment is principally determined using the item cost method, which is calculated by counting each item in inventory, assigning costs to each of these items based on the actual purchase cost (net of vendor allowances) of each item and recording the actual cost of items sold.

Property and Equipment
Property and Equipment
Property and equipment is stated at cost, net of accumulated depreciation and amortization. The Company provides depreciation of equipment over the estimated useful lives (generally 3 to 15 years) using the straight-line method, and provides amortization of leasehold improvements and real estate assets under capital leases on a straight-line basis over the shorter of the estimated useful lives of the improvements or the expected terms of the related leases. The Company provides depreciation of buildings over the estimated useful lives (generally 20 to 50 years) using the straight-line method. Costs related to a projected site determined to be unsatisfactory and general site selection costs that cannot be identified with a specific store location are charged to operations currently. The Company recognizes a liability for the fair value of a conditional asset retirement obligation when the obligation is incurred. Repair and maintenance costs are expensed as incurred. Upon retirement or disposal of assets, the cost and related accumulated depreciation are removed from the balance sheet and any gain or loss is reflected in earnings.

Leases
Leases
The Company generally leases stores, non-retail facilities and administrative offices under operating leases. Store lease agreements generally include rent holidays, rent escalation clauses and contingent rent provisions for percentage of sales in excess of specified levels. We recognize rent on a straight-line basis over the expected term of the lease, which includes rent holiday periods and scheduled rent increases. The expected lease term begins with the date the Company has the right to possess the leased space for construction and other purposes. The expected lease term may also include the exercise of renewal options if the exercise of the option is determined to be reasonably assured. The expected lease term is also used in the determination of whether a store is a capital or operating lease. Amortization of land and building under capital lease is included with occupancy costs, while the amortization of equipment under capital lease is included with depreciation expense. Additionally, we review leases for which we are involved in construction to determine whether build-to-suit and sale-leaseback criteria are met. For those leases that trigger specific build-to-suit accounting, developer assets are recorded during the construction period with an offsetting liability. Developer assets recorded as of September 27, 2015 were not material. As of September 28, 2014, the Company had developer assets totaling approximately $67 million, with the offsetting liability included in the “Other current liabilities” line item on the Consolidated Balance Sheets. Sale-leaseback transactions are recorded as financing lease obligations. We record tenant improvement allowances and rent holidays as deferred rent liabilities, and amortize the deferred rent over the expected lease term to rent. We record rent liabilities for contingent percentage of sales lease provisions when we determine that it is probable that the specified levels as defined by the lease will be reached.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill consists of the excess of cost of acquired enterprises over the sum of the amounts assigned to identifiable assets acquired less liabilities assumed. Goodwill is reviewed for impairment annually at the Company’s fiscal year end, or more frequently if impairment indicators arise, on a reporting unit level. We allocate goodwill to one reporting unit for goodwill impairment testing. A qualitative assessment, based on macroeconomic factors, industry and market conditions and company-specific performance, is performed to determine whether it is more likely than not that the fair value of the reporting unit is impaired. If it is more likely than not, we compare our fair value, which is determined utilizing both a market value method and discounted projected future cash flows, to our carrying value for the purpose of identifying impairment.

Intangible assets include acquired leasehold rights, favorable lease assets, trade names, brand names, patents, liquor licenses, license agreements, and non-competition agreements. The Company amortizes definite-lived intangible assets on a straight-line basis over the period the intangible asset is expected to generate cash flows, generally the life of the related agreement. Currently, the weighted average life is approximately 16 years for contract-based intangible assets and approximately two years for marketing-related and other identifiable intangible assets. Indefinite-lived intangible assets are reviewed for impairment quarterly, or whenever events or changes in circumstances indicate the carrying amount of an intangible asset may not be recoverable.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of
Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of
The Company evaluates long-lived assets for impairment whenever events or changes in circumstances, such as unplanned negative cash flow, short lease life, or a plan to close is established, indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. If such assets are determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying value of the assets exceeds the fair value of the assets. The fair value, based on hierarchy input Level 3, is determined using management’s best estimate based on a discounted cash flow model based on future store operating results using internal projections or based on a review of the future benefit the Company anticipates receiving from the related assets. Additionally for closing locations, the Company estimates net future cash flows based on its experience and knowledge of the area in which the closed property is located and, when necessary, utilizes local real estate brokers. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. When the Company impairs assets related to an operating location, a charge to write down the related assets is included in the “Selling, general and administrative expenses” line item on the Consolidated Statements of Operations. When the Company commits to relocate, close, or dispose of a location, a charge to write down the related assets to their estimated recoverable value is included in the “Relocation, store closure and lease termination costs” line item on the Consolidated Statements of Operations.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company records its financial assets and liabilities at fair value in accordance with the framework for measuring fair value in generally accepted accounting principles. This framework establishes a fair value hierarchy that prioritizes the inputs used to measure fair value:

•	Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities traded in active markets.

•	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3: Inputs that are generally unobservable. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The Company holds money market fund investments that are classified as cash equivalents that are measured at fair value on a recurring basis based on quoted prices in active markets for identical assets. The Company also holds available-for-sale securities generally consisting of state and local municipal obligations and corporate bonds and commercial paper which hold high credit ratings. These instruments are valued using a series of multi-dimensional relational models and series of matrices with standard inputs obtained from readily available pricing sources and other observable market data, such as benchmark yields and base spread. Investments are stated at fair value with unrealized gains and losses, net of related tax effect, included as a component of shareholders’ equity until realized. Declines in fair value below the Company’s carrying value deemed to be other than temporary are charged against net earnings.

The carrying amounts of accrued payroll, bonuses and other benefits due team members, and other accrued expenses approximate fair value because of their short maturities. Store closure reserves and estimated workers’ compensation claims are recorded at net present value to approximate fair value.

Insurance and Self-Insurance Reserves
Insurance and Self-Insurance Reserves
The Company uses a combination of insurance and self-insurance plans to provide for the potential liabilities for workers’ compensation, general liability, property insurance, director and officers’ liability insurance, vehicle liability, and employee health care benefits. Liabilities associated with the risks that are retained by the Company are estimated, in part, by considering historical claims experience, demographic factors, severity factors and other actuarial assumptions. The Company had insurance liabilities totaling approximately $170 million and $152 million at September 27, 2015 and September 28, 2014, respectively, included in the “Other current liabilities” line item on the Consolidated Balance Sheets.

Reserves for Closed Properties
Reserves for Closed Properties
The Company maintains reserves for retail stores and other properties that are no longer being utilized in current operations. The Company provides for closed property operating lease liabilities using the present value of the remaining noncancelable lease payments and lease termination fees after the closing date, net of estimated subtenant income. The closed property lease liabilities are expected to be paid over the remaining lease terms, which generally range from three months to nine years. The Company estimates subtenant income and future cash flows based on the Company’s experience and knowledge of the area in which the closed property is located, the Company’s previous efforts to dispose of similar assets and existing economic conditions. Reserves for closed properties are included in the “Other current liabilities” and “Other long-term liabilities” line items on the Consolidated Balance Sheets.

The reserves for closed properties include management’s estimates for lease subsidies, lease terminations and future payments on exited real estate. Adjustments to closed property reserves primarily relate to changes in existing economic conditions, subtenant income or actual exit costs differing from original estimates. Adjustments are made for changes in estimates in the period in which the changes become known.

Revenue Recognition
Revenue Recognition
We recognize revenue for sales of our products at the point of sale. Discounts provided to customers at the point of sale are recognized as a reduction in sales as the products are sold. Sales taxes are not included in revenue.

Cost of Goods Sold and Occupancy Costs
Cost of Goods Sold and Occupancy Costs
Cost of goods sold includes cost of inventory sold during the period (net of discounts and allowances), distribution and food preparation costs, and shipping and handling costs. The Company receives various rebates from third-party vendors in the form of purchase or sales volume discounts and payments under cooperative advertising agreements. Purchase volume discounts are calculated based on actual purchase volumes. Volume discounts and cooperative advertising discounts in excess of identifiable advertising costs are recognized as a reduction of cost of goods sold when the related merchandise is sold. The Company utilizes forward purchases to limit its exposures to changes in commodity prices. All forward purchase commitments are established at current prices and recorded through cost of goods sold at settlement. Occupancy costs include store rental costs, property taxes, utility costs, repair and maintenance costs, and property insurance. Our largest supplier, United Natural Foods, Inc., accounted for approximately 32.0%, 31.8% and 31.6% of our total purchases in fiscal years 2015, 2014 and 2013, respectively.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
Selling, general and administrative expenses consist of retail operational expenses, marketing, and corporate and regional administrative support costs. Advertising expense for fiscal years 2015, 2014 and 2013 was approximately $89 million, $63 million and $56 million, respectively. Advertising costs are charged to expense when incurred, except for certain production costs that are charged to expense when the advertising first takes place.

Pre-opening Expenses
Pre-opening Expenses
Pre-opening expenses include rent expense incurred during construction of new facilities and costs related to new location openings, including costs associated with hiring and training personnel, smallwares, supplies and other miscellaneous costs. Rent expense is generally incurred approximately nine months prior to a store’s opening date. Other pre-opening expenses are incurred primarily in the 60 days prior to a new store opening. Pre-opening costs are expensed as incurred.

Relocation, Store Closure and Lease Termination Costs
Relocation, Store Closure and Lease Termination Costs
Relocation costs consist of moving costs, estimated remaining net lease payments, accelerated depreciation costs, related asset impairment, and other costs associated with replaced facilities. Store closure costs consist of estimated remaining lease payments, accelerated depreciation costs, related asset impairment, and other costs associated with closed facilities. Lease termination costs consist of estimated remaining net lease payments for terminated leases and idle properties, and associated asset impairments.

Share-Based Payments
Share-Based Payments
The Company maintains several share-based incentive plans. We grant both options to purchase common stock and restricted common stock under our Whole Foods Market 2009 Stock Incentive Plan. Options outstanding are governed by the original terms and conditions of the grants, unless modified by a subsequent agreement. Options are granted at an option price equal to the market value of the stock at the grant date and generally vest ratably over a four- or nine-year period beginning one year from grant date and have a five, seven, or ten year term. The grant date is established once the Company’s Board of Directors approves the grant and all key terms have been determined. Stock option grant terms and conditions are communicated to team members within a relatively short period of time. The Company generally approves one primary stock option grant annually, occurring during a trading window. Restricted common stock is granted at the market price of the stock on the day of grant and generally vests over a four- or six-year period.

The Company uses the Black-Scholes multiple option pricing model which requires extensive use of accounting judgment and financial estimates, including estimates of the expected term team members will retain their vested stock options before exercising them, the estimated volatility of the Company’s common stock price over the expected term, and the number of options that will be forfeited prior to the completion of their vesting requirements. The related share-based payment expense is recognized on a straight-line basis over the requisite service period. The tax savings resulting from tax deductions in excess of expense reflected in the Company’s financial statements are reflected as a financing cash flow.

All full-time team members with a minimum of 400 hours of service may purchase our common stock through payroll deductions under the Company’s Team Member Stock Purchase Plan (“TMSPP”). The TMSPP provides for a 5% discount on the shares’ purchase date market value, which meets the share-based payment “Safe Harbor” provisions, and therefore is non-compensatory. As a result, no compensation expense is recognized for our team member stock purchase plan.

Income Taxes
Income Taxes
The Company recognizes deferred income tax assets and liabilities by applying statutory tax rates in effect at the balance sheet date to differences between the book basis and the tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. Deferred tax assets and liabilities are adjusted to reflect changes in tax laws or rates in the period that includes the enactment date. The Company may recognize the tax benefit from an uncertain tax position if it is more likely than not that the tax position will be sustained by the taxing authorities based on technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Significant accounting judgment is required in determining the provision for income taxes and related accruals, deferred tax assets and liabilities. The Company believes that its tax positions are consistent with applicable tax law, but certain positions may be challenged by taxing authorities. In the ordinary course of business, there are transactions and calculations where the ultimate tax outcome is uncertain. In addition, we are subject to periodic audits and examinations by the IRS and other state and local taxing authorities. Although we believe that our estimates are reasonable, actual results could differ from these estimates.

Treasury Stock
Treasury Stock
Under the Company’s stock repurchase program, the Company can repurchase shares of the Company’s common stock on the open market that are held in treasury at cost. Shares held in treasury may be reissued to satisfy exercises of stock options and issuances of restricted stock awards. The Company does not currently intend to retire its treasury shares. The Company’s common stock has no par value.

Earnings per Share
The computation of basic earnings per share is based on the number of weighted average common shares outstanding during the period. The computation of diluted earnings per share includes the dilutive effect of common stock equivalents consisting of incremental common shares deemed outstanding from the assumed exercise of stock options and the dilutive effect of restricted stock awards.

Earnings per Share
Basic earnings per share are calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the fiscal period. Diluted earnings per share are based on the weighted average number of common shares outstanding plus, where applicable, the additional common shares that would have been outstanding related to dilutive share-based awards using the treasury stock method. Dilutive potential common shares include outstanding stock options and unvested restricted stock awards.

Comprehensive Income
Comprehensive Income
Comprehensive income consists of: net income; foreign currency translation adjustments; and unrealized gains and losses on available-for-sale securities, net of income tax, and is reflected in the Consolidated Statements of Comprehensive Income.

Foreign Currency Translation
Foreign Currency Translation
The Company’s operations in Canada and the U.K. use their local currency as their functional currency. Foreign currency transaction gains and losses related to Canadian intercompany operations are charged to net income in the period incurred. Foreign currency gains and losses were not material in fiscal year 2015, 2014 or 2013. Intercompany transaction gains and losses associated with our U.K. operations are excluded from the determination of net income since these transactions are considered long-term investments in nature. Assets and liabilities are translated at exchange rates in effect at the balance sheet date. Income and expense accounts are translated at the average exchange rates during the fiscal year. Resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the period reported. Actual amounts could differ from those estimates.

Reclassifications		Reclassifications Where appropriate, we have reclassified prior years’ financial statements to conform to current year presentation.
Recent Accounting Pronouncements
The following table provides a brief description of recently issued accounting pronouncements that have not yet been adopted. Early adoption is permitted for all updates unless stated.

Standard	Description	Effective Date	Effect on financial statements and other significant matters
ASU No. 2016-13 Measurement of Credit Losses on Financial Instruments(Topic 326)
The amendments guide on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. The amendments require a financial asset measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments also require that credit losses on available-for-sale debt securities be presented as an allowance. The amendments should be applied on either a prospective transition or modified-retrospective approach depending on the subtopic.
		First quarter of fiscal year ending September 29, 2021	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2016-09 Improvements to Employee Share-Based Payment Accounting (Topic 718)
The amendments aim to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, forfeitures, and certain classifications on the statement of cash flows. The amendments should be applied on either a prospective, retrospective, or modified-retrospective basis depending on the subtopic.
		First quarter of fiscal year ending September 30, 2018	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2016-08 Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (Topic 606)
The amendments, which do not change the core principle of the guidance in Topic 606, clarify the implementation guidance on principal versus agent considerations, including how an entity should identify the unit of accounting (i.e., the specified good or service) for the principal versus agent evaluation and how it should apply the control principle to certain types of arrangements, such as service transactions. The amendments may be applied on either a full or modified retrospective basis.
		First quarter of fiscal year ending September 29, 2019	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2016-07 Simplifying the Transition to the Equity Method of Accounting (Topic 323)
The amendments eliminate the requirement to retroactively apply the equity method of accounting when an investment qualifies for the use of the equity method due to an increase in the level of ownership interest or degree of influence. The amendments should be applied on a prospective basis.
		First quarter of fiscal year ending September 30, 2018	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2016-04 Recognition of Breakage for Certain Prepaid Stored-Value Products (a consensus of the Emerging Issues Task Force) (Subtopic 405-20)
The amendments require entities to recognize liabilities related to the sale of prepaid stored-value products redeemable for goods, services or cash as financial liabilities in the scope of ASC 405. Additionally, the new guidance amends ASC 405-20 to include a narrow scope exception requiring entities to recognize breakage for these liabilities in a way that is consistent with how gift card breakage will be recognized under the new revenue recognition standard. The amendments may be applied on either a full or modified retrospective basis.
		First quarter of fiscal year ending September 29, 2019	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.

Standard	Description	Effective Date	Effect on financial statements and other significant matters
ASU No. 2016-02 Leases (Topic 842)
The amendments require lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. The amendments also require certain quantitative and qualitative disclosures. Accounting guidance for lessors is largely unchanged. The amendments should be applied on a modified retrospective basis.
		First quarter of fiscal year ending September 27, 2020	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2016-01 Recognition and Measurement of Financial Assets and Financial Liabilities (Subtopic 825-10)
The amendments address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments should be applied by means of a cumulative-effect adjustment to the balance sheet in year of adoption. Early adoption is permitted for only certain amendments of the update.
		First quarter of fiscal year ending September 29, 2019	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2015-17 Balance Sheet Classification of Deferred Taxes (Topic 740)
The amendments simplify the presentation of deferred income taxes by requiring that all deferred tax liabilities and assets be classified as noncurrent in the statement of financial position. The amendments may be applied on either a prospective or retrospective basis.
		First quarter of fiscal year ending September 30, 2018	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2015-16 Simplifying the Accounting for Measurement-Period Adjustments (Topic 805)
The amendments require that an acquirer recognize adjustments to provisional amounts identified during the measurement period in the reporting period in which the adjustments are determined and eliminate the requirement to retrospectively revise prior periods. Additionally, an acquirer should record in the same period the effects on earnings of any changes in the provisional accounts, calculated as if the accounting had been completed at the acquisition date. The amendments should be applied on a prospective basis.
		First quarter of fiscal year ending September 24, 2017	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2015-11 Simplifying the Measurement of Inventory (Topic 330)
The amendments, which apply to inventory that is measured using any method other than the last-in, first-out (LIFO) or retail inventory method, require that entities measure inventory at the lower of cost and net realizable value. The amendments should be applied on a prospective basis.
		First quarter of fiscal year ending September 30, 2018	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2015-05 Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (Topic 350)
The amendments provide guidance as to whether a cloud computing arrangement (e.g., software as a service, platform as a service, infrastructure as a service, and other similar hosting arrangements) includes a software license and, based on that determination, how to account for such arrangements. The amendments may be applied on either a prospective or retrospective basis.
		First quarter of fiscal year ending September 24, 2017	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.

Standard	Description	Effective Date	Effect on financial statements and other significant matters
ASU No. 2015-02 Amendments to the Consolidation Analysis (Topic 810)
The amendments revise the consolidation analysis related to limited partnerships and similar legal entities, variable interest entities, and certain investment funds. The amendments may be applied on either a full or modified retrospective basis.
		First quarter of fiscal year ending September 24, 2017	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606)
The core principle of the new guidance is that an entity will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additionally, the guidance requires disclosures related to the nature, amount, timing, and uncertainty of revenue that is recognized. The amendments may be applied on either a full or modified retrospective basis.
		First quarter of fiscal year ending September 29, 2019	We are currently evaluating the timing, method, and impact that the adoption of these provisions will have on the Company’s consolidated financial statements.

Recent Accounting Pronouncements
The following table provides a brief description of recently issued accounting pronouncements:

Standard	Description	Effective Date	Effect on financial statements and other significant matters
ASU No. 2015-16 Simplifying the Accounting for Measurement - Period Adjustments (Topic 805)
The amendments require that an acquirer recognize adjustments to provisional amounts identified during the measurement period in the reporting period in which the adjustments are determined and eliminates the requirement to retrospectively revise prior periods. Additionally, an acquirer should record in the same period the effects on earnings of any changes in the provisional accounts, calculated as if the accounting had been completed at the acquisition date. The amendments should be applied on a prospective basis.
		First quarter of fiscal year ending September 24, 2017	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2015-11 Simplifying the Measurement of Inventory (Topic 330)
The amendments, which apply to inventory that is measured using any method other than the last-in, first-out (LIFO) or retail inventory method, require that entities measure inventory at the lower of cost and net realizable value. The amendments should be applied on a prospective basis.
		First quarter of fiscal year ending September 30, 2018	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2015-05 Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (Topic 350)
The amendments provide guidance as to whether a cloud computing arrangement (e.g., software as a service, platform as a service, infrastructure as a service, and other similar hosting arrangements) includes a software license and, based on that determination, how to account for such arrangements. The amendments may be applied on either a prospective or retrospective basis and early adoption is permitted.
		First quarter of fiscal year ending September 24, 2017	We are currently evaluating the impact that the adoption of these provisions will have on the Company’s consolidated financial statements.
ASU No. 2015-03 Simplifying the Presentation of Debt Issuance Costs (Subtopic 835-30)
The amendments require that debt issuance costs related to a recognized liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. The amendments should be applied on a retrospective basis and early adoption is permitted.
		First quarter of fiscal year ending September 24, 2017	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.

Standard	Description	Effective Date	Effect on financial statements and other significant matters
ASU No. 2015-02 Amendments to the Consolidation Analysis (Topic 810)
The amendments revise the consolidation analysis related to limited partnerships and similar legal entities, variable interest entities, and certain investment funds. The amendments may be applied on either a modified or full retrospective basis.
		First quarter of fiscal year ending September 24, 2017	We do not expect the adoption of these provisions to have a significant impact on the Company’s consolidated financial statements.
ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606)
The core principle of the new guidance is that an entity will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additionally, the guidance requires disclosures related to the nature, amount, timing, and uncertainty of revenue that is recognized. The amendments may be applied on either a full or modified retrospective basis.
		First quarter of fiscal year ending September 30, 2018 or fiscal year ending September 29, 2019	We are currently evaluating the timing, method, and impact that the adoption of these provisions will have on the Company’s consolidated financial statements.